SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 12,449,705	$ 9,955,190	$ 4,375,664
Operating income (loss)		(1,487,508)	(1,583,060)	(1,303,325)
Non-operating loss, net		(13,025)	(132,124)	(179,913)
Income tax expense		(168,395)	(332,865)	(141,640)
Share of results of equity investees		11,156	5,019	721
Net loss		(1,657,772)	(2,043,030)	(1,624,157)
Other Services [Member]
Segment Information [Abstract]
Revenue		61,869	42,444	131,758
Operating income (loss)		(252,162)	(177,633)	(49,006)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		3,877,163	4,320,013	2,015,972
Operating income (loss)		1,971,416	2,500,081	1,016,793
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		7,288,677	5,122,959	2,167,149
Operating income (loss)		(2,013,360)	(2,766,566)	(1,442,593)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		1,221,996	469,774	60,785
Operating income (loss)		(277,264)	(640,422)	(520,075)
Unallocated Expenses [Member]
Segment Information [Abstract]
Revenue	[1]	0	0	0
Operating income (loss)	[1]	$ (916,138)	$ (498,520)	$ (308,444)

[1]	Unallocated expenses are mainly relating to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.